Earnings per share - Details of the adjusted earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Profit attributable to equity holders of the Company	£ 381	£ 232	£ 263
Weighted average number of ordinary shares in issue (million)	2,516	2,002	1,858
Adjustment for potentially dilutive shares (million)	11	12	8
Weighted average number of ordinary shares for diluted earnings per share (million)	2,527	2,014	1,866
Basic earnings per share	£ 0.1514	£ 0.1157	£ 0.1416
Diluted earnings per share	£ 0.1507	£ 0.1151	£ 0.1410